Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15	SUBSEQUENT EVENTS
On October 28, 2016, the Company issues 1,050,000 shares of its common stock at $0.10 per shares for partial conversion of convertible notes in the amount of $105,000.
NOTE 16	SUBSEQUENT EVENTS

During August and September 2016, the Company issued 1,066,667 shares of common stock in payment of services received in connection to multiple agreements.

During August and September 2016, the Company issued 6,761,312 shares of common stock to investors as the result of debt and interest conversions.

On August 1, 2016, the Company entered into an agreement with two individuals to serve on the Company’s Advisory Board. Per the agreement the individuals were granted 25,000 options to purchase the Company’s common stock at a price of $0.23 per share.